Income Taxes (Deferred Tax Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Estimated NOL Carry-forward	$ 354,403	$ 605,810
NOL Expires	Dec. 31, 2032	Dec. 31, 2032
Estimated Tax Benefit from NOL	$ 65,565	$ 112,075
Valuation Allowance	(65,565)	(112,075)
Change in Valuation Allowance	$ 46,510	$ (3,563)
Net Tax Benefit